IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES	12 Months Ended
Apr. 30, 2012
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES [Abstract]
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES
NOTE 5 • IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES
The Company's identified intangible assets and intangible liabilities at April 30, 2012 and 2011 were as follows:
	(in thousands)
	April 30, 2012	April 30, 2011
Identified intangible assets (included in intangible assets):
Gross carrying amount	$92,401	$91,986
Accumulated amortization	(47,813)	(42,154)
Net carrying amount	$44,588	$49,832

Indentified intangible liabilities (included in other liabilities):
Gross carrying amount	$1,104	$1,104
Accumulated amortization	(967)	(900)
Net carrying amount	$137	$204
2012 Annual Report F-15

NOTE 5 • continued
The effect of amortization of acquired below-market leases and acquired above-market leases on rental income was approximately $(45,000) and $(72,000) for the twelve months ended April 30, 2012 and 2011, respectively. The estimated annual amortization of acquired below-market leases, net of acquired above-market leases for each of the five succeeding fiscal years is as follows:
Year Ended April 30,	(in thousands)
2013	$32
2014	35
2015	18
2016	14
2017	6

Amortization of all other identified intangible assets (a component of depreciation/amortization related to real estate investments) was $5.5 million and $7.1 million for the twelve months ended April 30, 2012 and 2011, respectively. The estimated annual amortization of all other identified intangible assets for each of the five succeeding fiscal years is as follows:
Year Ended April 30,	(in thousands)
2013	$4,588
2014	4,182
2015	3,825
2016	3,608
2017	3,139